RELATED PARTY TRANSACTIONS (Details) - CAD ($) $ in Millions		12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Purchased power		$ 4,143	$ 3,652
Revenues		8,447	7,799
Capital contribution received from OPG		2	2
Transmission
Related Party Transaction [Line Items]
Revenues		2,272	2,217
Distribution
Related Party Transaction [Line Items]
Revenues		6,175	5,582
MOI
Related Party Transaction [Line Items]
Related party transaction amount	$ 400	43	0
IESO
Related Party Transaction [Line Items]
Purchased power		2,686	2,297
Funding received related to Conservation and Demand Management programs		1	3
IESO | Amounts related to electricity rebates
Related Party Transaction [Line Items]
Related party transaction amount		1,170	897
IESO | Transmission
Related Party Transaction [Line Items]
Revenues		2,252	2,195
IESO | Electricity, US Regulated
Related Party Transaction [Line Items]
Revenues		255	250
IESO | Distribution
Related Party Transaction [Line Items]
Revenues		48	46
OPG
Related Party Transaction [Line Items]
Related party transaction amount		1	2
Purchased power		18	16
Capital contribution received from OPG		3	5
OPG | Transmission
Related Party Transaction [Line Items]
Revenues		2	2
OPG | Distribution
Related Party Transaction [Line Items]
Revenues		5	5
OEFC
Related Party Transaction [Line Items]
Purchased power		1	1
OEB
Related Party Transaction [Line Items]
OEB fees		12	12
Hydro One Limited
Related Party Transaction [Line Items]
Dividends paid		753	693
Stock-based compensation costs		6	4
Hydro One Limited | Cost recovery for services provided
Related Party Transaction [Line Items]
Related party transaction amount		11	11
Acronym | Energy Service
Related Party Transaction [Line Items]
Revenues		3	3
Acronym | Energy Service | Operating Expense
Related Party Transaction [Line Items]
Purchased power		$ 33	$ 33
Province of Ontario
Related Party Transaction [Line Items]
Ownership percentage		47.10%	47.10%
Wataynikaneyap Power LP | IESO | Distribution
Related Party Transaction [Line Items]
Revenues		$ 119	$ 54